Fair Value Measurements - Schedule of Company’s Assets that Measured at Fair Value (Details) - USD ($)	Sep. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Level 1 [Member]
Assets:
Securities held in Trust Account	$ 186,761,164	$ 181,847,374	$ 174,580,335